PROPERTY PLANT AND EQUIPMENT and INVESTMENT IN REAL ESTATE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property, plant and equipment consisted of the following as of:

	Estimated	March 31,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		251,000	251,000
Total Cost		281,000	276,000
Less accumulated depreciation		2,000	-
Property, plant and equipment, net		$279,000	$276,000

Property, plant and equipment consisted of the following as of December 31, 2022:

	Estimated
	Useful Life	2022	2021
Machinery and equipment	5-10 years	$25,000	$-
Construction in progress		251,000	-
Total Cost		276,000	-
Less accumulated depreciation		-	-
Property, plant and equipment, net		$276,000	$-